Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	356	0	–		–		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	85,556	0	–		–		85,556
Securities received as collateral	36,438	3,780	1	–		–		40,219
Trading assets	85,622	157,186	7,885	(97,606)		808		153,895
of which debt securities	19,430	45,677	1,923	–		–		67,030
of which foreign government	19,281	7,484	198	–		–		26,963
of which corporates	16	10,941	1,128	–		–		12,085
of which RMBS	0	23,199	317	–		–		23,516
of which equity securities	60,737	2,862	197	–		808		64,604
of which derivatives	3,539	108,263	3,534	(97,606)		–		17,730
of which interest rate products	1,091	66,763	554	–		–		–
of which foreign exchange products	23	21,754	152	–		–		–
of which equity/index-related products	2,417	13,918	1,040	–		–		–
of which credit derivatives	0	5,336	879	–		–		–
of which other derivatives	5	66	909	–		–		–
of which other trading assets	1,916	384	2,231	–		–		4,531
Investment securities	0	1,004	0	–		–		1,004
Other investments	24	5	2,523	–		996		3,548
of which other equity investments	24	5	1,463	–		589		2,081
of which life finance instruments	0	0	1,052	–		–		1,052
Loans	0	8,945	3,716	–		–		12,661
of which commercial and industrial loans	0	2,491	1,283	–		–		3,774
of which financial institutions	0	3,730	1,201	–		–		4,931
of which government and public institutions	0	2,200	830	–		–		3,030
Other intangible assets (mortgage servicing rights)	0	0	244	–		–		244
Other assets	101	8,902	1,846	(447)		–		10,402
of which loans held-for-sale	0	6,594	1,619	–		–		8,213
Total assets at fair value	122,185	265,734	16,215	(98,053)		1,804		307,885
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	322	0	–		–		322
Customer deposits	0	2,865	474	–		–		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	10,823	0	–		–		10,823
Obligation to return securities received as collateral	36,438	3,780	1	–		–		40,219
Trading liabilities	23,009	115,107	3,854	(103,786)		2		38,186
of which debt securities	3,636	5,286	0	–		–		8,922
of which foreign government	3,544	345	0	–		–		3,889
of which equity securities	15,628	109	53	–		2		15,792
of which derivatives	3,745	109,712	3,801	(103,786)		–		13,472
of which interest rate products	1,101	64,687	167	–		–		–
of which foreign exchange products	31	26,156	98	–		–		–
of which equity/index-related products	2,603	12,518	1,921	–		–		–
of which credit derivatives	0	5,963	1,211	–		–		–
Short-term borrowings	0	10,336	997	–		–		11,333
Long-term debt	0	56,657	12,749	–		–		69,406
of which structured notes over one year and up to two years	0	9,291	891	–		–		10,182
of which structured notes over two years	0	27,626	11,458	–		–		39,084
of which high-trigger instruments	0	7,621	5	–		–		7,626
of which other subordinated bonds	0	7,438	140	–		–		7,578
Other liabilities	0	6,650	1,367	(148)		–		7,869
Total liabilities at fair value	59,447	206,540	19,442	(103,934)		2		181,497
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2018	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	115	0	–		–		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	81,818	0	–		–		81,818
Securities received as collateral	37,962	3,704	30	–		–		41,696
Trading assets [3]	76,178	157,505	8,980	(109,930)		1,126		133,859
of which debt securities	23,726	37,668	2,242	–		12		63,648
of which foreign government	23,547	4,542	232	–		–		28,321
of which corporates	66	8,065	1,260	–		12		9,403
of which RMBS	0	20,919	432	–		–		21,351
of which equity securities	42,812	2,459	132	–		1,114		46,517
of which derivatives	8,000	117,034	3,298	(109,930)		–		18,402
of which interest rate products	3,557	65,823	507	–		–		–
of which foreign exchange products	25	27,526	258	–		–		–
of which equity/index-related products	4,415	18,059	1,054	–		–		–
of which credit derivatives	0	4,739	673	–		–		–
of which other derivatives	2	633	806	–		–		–
of which other trading assets	1,640	344	3,308	–		–		5,292
Investment securities [3]	0	1,477	0	–		–		1,477
Other investments	14	7	1,309	–		1,100		2,430
of which life finance instruments	0	0	1,067	–		–		1,067
Loans	0	10,549	4,324	–		–		14,873
of which commercial and industrial loans	0	3,976	1,949	–		–		5,925
of which financial institutions	0	4,164	1,391	–		–		5,555
of which real estate	0	146	515	–		–		661
Other intangible assets (mortgage servicing rights)	0	0	163	–		–		163
Other assets	117	5,807	1,543	(204)		–		7,263
of which loans held-for-sale	0	4,238	1,235	–		–		5,473
Total assets at fair value	114,271	260,982	16,349	(110,134)		2,226		283,694
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2018	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	406	0	–		–		406
Customer deposits	0	2,839	453	–		–		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,828	0	–		–		14,828
Obligation to return securities received as collateral	37,962	3,704	30	–		–		41,696
Trading liabilities	31,940	123,737	3,589	(117,105)		10		42,171
of which debt securities	4,462	3,511	25	–		–		7,998
of which foreign government	4,328	255	0	–		–		4,583
of which equity securities	18,785	118	37	–		10		18,950
of which derivatives	8,693	120,108	3,527	(117,105)		–		15,223
of which interest rate products	3,699	62,573	189	–		–		–
of which foreign exchange products	32	31,983	160	–		–		–
of which equity/index-related products	4,961	19,788	1,500	–		–		–
of which credit derivatives	0	5,485	1,140	–		–		–
Short-term borrowings	0	7,284	784	–		–		8,068
Long-term debt	0	50,356	12,671	–		–		63,027
of which structured notes over one year and up to two years	0	7,242	528	–		–		7,770
of which structured notes over two years	0	28,215	11,800	–		–		40,015
Other liabilities	0	7,877	1,327	(221)		–		8,983
Total liabilities at fair value	69,902	211,031	18,854	(117,326)		10		182,471
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2019	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	(12)	0	0	12	0	0	0	0	0	0	0	0	0
Securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1
Trading assets	8,980	1,600	(2,723)	16,544	(17,005)	1,142	(1,641)	(80)	1,281	0	0	0	0	(213)	7,885
of which debt securities	2,242	793	(1,508)	4,037	(3,537)	0	0	17	(41)	0	0	0	0	(80)	1,923
of which foreign governments	232	30	(43)	67	(69)	0	0	3	(13)	0	0	0	0	(9)	198
of which corporates	1,260	485	(843)	3,076	(2,768)	0	0	21	(52)	0	0	0	0	(51)	1,128
of which RMBS	432	130	(528)	732	(465)	0	0	(4)	34	0	0	0	0	(14)	317
of which equity securities	132	83	(57)	174	(84)	0	0	(3)	(45)	0	0	0	0	(3)	197
of which derivatives	3,298	592	(734)	0	0	1,142	(1,616)	(92)	1,034	0	0	0	0	(90)	3,534
of which interest rate products	507	24	(11)	0	0	72	(104)	2	85	0	0	0	0	(21)	554
of which foreign exchange derivatives	258	56	(78)	0	0	16	(28)	(8)	(60)	0	0	0	0	(4)	152
of which equity/index-related products	1,054	224	(400)	0	0	361	(402)	(80)	316	0	0	0	0	(33)	1,040
of which credit derivatives	673	282	(244)	0	0	390	(765)	(6)	565	0	0	0	0	(16)	879
of which other derivatives	806	6	(1)	0	0	303	(317)	0	128	0	0	0	0	(16)	909
of which other trading assets	3,308	132	(424)	12,333	(13,384)	0	(25)	(2)	333	0	0	0	0	(40)	2,231
Other investments	1,309	48	(6)	1,184	(194)	0	0	0	151	0	56	0	0	(25)	2,523
of which other equity investments	227	48	(6)	1,134	10	0	0	0	1	0	56	0	0	(7)	1,463
of which life finance instruments	1,067	0	0	39	(186)	0	0	0	150	0	0	0	0	(18)	1,052
Loans	4,324	731	(470)	255	(275)	1,436	(2,170)	4	(64)	0	0	0	0	(55)	3,716
of which commercial and industrial loans	1,949	269	(335)	49	(194)	346	(734)	0	(49)	0	0	0	0	(18)	1,283
of which financial institutions	1,391	414	(76)	5	(81)	524	(957)	0	(9)	0	0	0	0	(10)	1,201
of which government and public institutions	446	48	(58)	199	0	251	(28)	2	(9)	0	0	0	0	(21)	830
Other intangible assets (mortgage servicing rights)	163	0	0	85	0	0	0	0	0	0	2	0	0	(6)	244
Other assets	1,543	470	(283)	1,970	(1,913)	703	(565)	17	(48)	0	0	0	0	(48)	1,846
of which loans held-for-sale	1,235	444	(222)	1,718	(1,693)	703	(564)	3	36	0	0	0	0	(41)	1,619
Total assets at fair value	16,349	2,849	(3,494)	20,040	(19,418)	3,293	(4,376)	(59)	1,320	0	58	0	0	(347)	16,215
Liabilities (CHF million)
Customer deposits	453	0	0	0	0	6	(34)	0	23	0	0	0	51	(25)	474
Obligation to return securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1
Trading liabilities	3,589	743	(723)	874	(891)	2,079	(2,478)	108	626	0	0	0	0	(73)	3,854
of which equity securities	37	11	(1)	859	(849)	0	0	0	(2)	0	0	0	0	(2)	53
of which derivatives	3,527	723	(714)	1	(4)	2,079	(2,478)	108	631	0	0	0	0	(72)	3,801
of which interest rate derivatives	189	21	(10)	0	0	28	(60)	(2)	3	0	0	0	0	(2)	167
of which foreign exchange derivatives	160	45	(26)	0	0	8	(58)	(11)	(20)	0	0	0	0	0	98
of which equity/index-related derivatives	1,500	344	(405)	0	0	692	(761)	92	500	0	0	0	0	(41)	1,921
of which credit derivatives	1,140	314	(273)	0	0	1,101	(1,327)	28	249	0	0	0	0	(21)	1,211
Short-term borrowings	784	187	(494)	0	0	1,477	(1,151)	30	191	0	0	0	0	(27)	997
Long-term debt	12,671	2,707	(4,398)	0	0	6,102	(5,668)	149	1,291	0	0	13	175	(293)	12,749
of which structured notes over one year and up to two years	528	406	(479)	0	0	1,024	(630)	42	20	0	0	0	2	(22)	891
of which structured notes over two years	11,800	2,286	(3,708)	0	0	4,546	(4,744)	94	1,256	0	0	13	173	(258)	11,458
of which high-trigger instruments	6	0	0	0	0	(1)	0	0	0	0	0	0	0	0	5
of which other subordinated bonds	0	0	0	0	0	136	0	1	6	0	0	0	0	(3)	140
Other liabilities	1,327	51	(80)	80	(131)	114	(377)	(4)	65	0	346	0	0	(24)	1,367
Total liabilities at fair value	18,854	3,688	(5,695)	956	(1,053)	9,778	(9,708)	283	2,196	0	346	13	226	(442)	19,442
Net assets/(liabilities) at fair value	(2,505)	(839)	2,201	19,084	(18,365)	(6,485)	5,332	(342)	(876)	0	(288)	(13)	(226)	95	(3,227)

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2018	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Securities received as collateral	46	0	(15)	102	(103)	0	0	0	0	0	0	0	0	0	30
Trading assets [1]	8,796	1,571	(1,723)	40,338	(40,166)	1,394	(1,682)	(21)	488	0	0	0	0	(15)	8,980
of which debt securities	2,334	810	(1,025)	3,582	(3,289)	0	(205)	25	35	0	(3)	0	0	(22)	2,242
of which foreign governments	270	21	(12)	45	(67)	0	0	0	4	0	0	0	0	(29)	232
of which corporates	1,412	491	(593)	2,582	(2,583)	0	0	31	(72)	0	(4)	0	0	(4)	1,260
of which RMBS	360	219	(346)	651	(361)	0	(205)	(3)	111	0	0	0	0	6	432
of which equity securities	163	132	(95)	51	(185)	0	0	8	55	0	3	0	0	0	132
of which derivatives	3,289	510	(525)	0	0	1,394	(1,434)	(56)	144	0	0	0	0	(24)	3,298
of which interest rate products	801	18	(66)	0	0	100	(116)	17	(237)	0	0	0	0	(10)	507
of which foreign exchange derivatives	188	3	(2)	0	0	14	(24)	(2)	79	0	0	0	0	2	258
of which equity/index-related products	833	329	(317)	0	0	447	(436)	(77)	300	0	0	0	0	(25)	1,054
of which credit derivatives	634	160	(141)	0	0	505	(438)	5	(59)	0	0	0	0	7	673
of which other derivatives	833	0	1	0	0	328	(420)	1	61	0	0	0	0	2	806
of which other trading assets	3,010	119	(78)	36,705	(36,692)	0	(43)	2	254	0	0	0	0	31	3,308
Other investments	1,601	79	(102)	228	(405)	0	0	0	(93)	0	5	0	0	(4)	1,309
of which life finance instruments	1,301	0	0	151	(299)	0	0	0	(96)	0	0	0	0	10	1,067
Loans	4,530	934	(393)	163	(491)	1,563	(1,866)	7	(134)	0	(13)	0	0	24	4,324
of which commercial and industrial loans	2,207	348	(29)	1	(226)	783	(1,057)	0	(83)	0	(5)	0	0	10	1,949
of which financial institutions	1,480	335	(53)	150	(133)	332	(746)	10	8	0	0	0	0	8	1,391
of which real estate	171	196	(81)	0	0	307	(64)	2	(8)	0	(8)	0	0	0	515
Other intangible assets (mortgage servicing rights)	158	0	0	1	0	0	0	0	0	0	1	0	0	3	163
Other assets	1,511	288	(191)	1,610	(1,357)	300	(540)	22	(32)	0	(1)	0	0	(67)	1,543
of which loans held-for-sale	1,350	243	(166)	1,447	(1,310)	300	(539)	21	(44)	0	0	0	0	(67)	1,235
Total assets at fair value	16,642	2,872	(2,424)	42,442	(42,522)	3,257	(4,088)	8	229	0	(8)	0	0	(59)	16,349
Liabilities (CHF million)
Customer deposits	455	0	0	0	0	0	0	0	32	0	0	0	(21)	(13)	453
Obligation to return securities received as collateral	46	0	(15)	102	(103)	0	0	0	0	0	0	0	0	0	30
Trading liabilities	3,226	768	(641)	127	(107)	2,573	(1,527)	(7)	(839)	0	(3)	0	0	19	3,589
of which debt securities	2	30	(24)	39	(23)	0	0	0	1	0	0	0	0	0	25
of which equity securities	55	19	(5)	87	(80)	0	0	(3)	(33)	0	(3)	0	0	0	37
of which derivatives	3,169	719	(612)	1	(4)	2,573	(1,527)	(4)	(807)	0	0	0	0	19	3,527
of which interest rate derivatives	317	25	(11)	0	0	156	(145)	16	(171)	0	0	0	0	2	189
of which foreign exchange derivatives	100	19	(1)	0	0	55	(29)	0	15	0	0	0	0	1	160
of which equity/index-related derivatives	1,301	429	(364)	0	0	1,306	(548)	(36)	(592)	0	0	0	0	4	1,500
of which credit derivatives	898	247	(235)	0	0	806	(572)	16	(30)	0	0	0	0	10	1,140
Short-term borrowings	845	335	(242)	0	0	1,090	(1,133)	3	(117)	0	(4)	0	0	7	784
Long-term debt	12,501	2,873	(3,108)	0	0	5,761	(3,656)	(25)	(1,381)	0	0	(2)	(417)	125	12,671
of which structured notes over one year and up to two years	149	452	(296)	0	0	745	(501)	(10)	(14)	0	0	0	0	3	528
of which structured notes over two years	12,259	2,368	(2,800)	0	0	4,761	(3,115)	(17)	(1,355)	0	0	(2)	(417)	118	11,800
Other liabilities	1,467	117	(29)	45	(128)	20	(417)	(7)	94	0	159	0	0	6	1,327
Total liabilities at fair value	18,540	4,093	(4,035)	274	(338)	9,444	(6,733)	(36)	(2,211)	0	152	(2)	(438)	144	18,854
Net assets/(liabilities) at fair value	(1,898)	(1,221)	1,611	42,168	(42,184)	(6,187)	2,645	44	2,440	0	(160)	2	438	(203)	(2,505)
1
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis (level 3)
	2019				2018
in	Trading revenues	Other revenues	Total revenues		Trading revenues		Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(1,218)	(288)	(1,506)	[1]	2,484		(160)	2,324	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,423)	149	(1,274)		99	[2]	(6)	93	[2]
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
2 Prior period has been corrected.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	1	–	–		–	–	–
Trading assets	7,885
of which debt securities	1,923
of which foreign governments	198	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	1,128
of which	503	Market comparable	Price, in %		0	129	97
of which	913	Option model	Correlation, in %		(60)	100	63
			Gap risk, in %	[2]	0	2	0
			Volatility, in %		0	275	27
of which RMBS	317	Discounted cash flow	Default rate, in %		0	12	2
			Discount rate, in %		1	36	13
			Loss severity, in %		0	100	46
			Prepayment rate, in %		2	45	10
of which equity securities	197	Vendor price	Price, in actuals		0	36,760	383
of which derivatives	3,534
of which interest rate products	554	Option model	Correlation, in %		0	100	69
			Prepayment rate, in %		1	28	10
			Volatility skew, in %		(4)	6	(1)
of which foreign exchange products	152	Option model	Correlation, in %		5	70	30
			Prepayment rate, in %		23	28	25
of which equity/index-related products	1,040	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	64
			Gap risk, in %	[2]	0	2	0
			Volatility, in %		0	275	30
of which credit derivatives	879
of which	691	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		2	1,033	150
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	16
			Funding spread, in bp		100	115	102
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	7	4
			Recovery rate, in %		0	40	26
of which	142	Market comparable	Price, in %		86	110	98
of which other derivatives	909	Discounted cash flow	Market implied life expectancy, in years		2	15	6
			Mortality rate, in %		71	134	97
of which other trading assets	2,231
of which	856	Discounted cash flow	Market implied life expectancy, in years		2	15	7
of which	1,118	Market comparable	Price, in %		0	112	27
of which	233	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2019	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	2,523
of which other equity investments	1,463
of which	398	Discounted cash flow	Discount rate, in %	9	9	9
			Terminal growth rate, in %	3	3	3
of which	147	Market comparable	Price, in %	100	100	100
of which	857	Vendor price	Price, in actuals	1	869	231
of which life finance instruments	1,052	Discounted cash flow	Market implied life expectancy, in years	2	16	6
Loans	3,716
of which commercial and industrial loans	1,283
of which	996	Discounted cash flow	Credit spread, in bp	96	1,484	654
			Recovery rate, in %	25	25	25
of which	273	Market comparable	Price, in %	0	99	64
of which financial institutions	1,201
of which	984	Discounted cash flow	Credit spread, in bp	111	1,261	412
			Recovery rate, in %	25	25	25
of which	135	Market comparable	Price, in %	16	100	36
of which government and public institutions	830
of which	468	Discounted cash flow	Credit spread, in bp	457	526	500
			Recovery rate, in %	25	40	30
of which	166	Market comparable	Price, in %	62	62	62
Other intangible assets (mortgage servicing rights)	244	–	–	–	–	–
Other assets	1,846
of which loans held-for-sale	1,619
of which	501	Discounted cash flow	Credit spread, in bp	117	381	243
			Recovery rate, in %	0	1	1
of which	1,026	Market comparable	Price, in %	0	180	91
Total level 3 assets at fair value	16,215
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	30	–	–		–	–	–
Trading assets [2]	8,980
of which debt securities	2,242
of which foreign governments	232	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	1,260
of which	441	Market comparable	Price, in %		0	118	94
of which	621	Option model	Correlation, in %		(60)	98	68
			Volatility, in %		0	178	30
of which RMBS	432	Discounted cash flow	Default rate, in %		0	11	3
			Discount rate, in %		1	26	7
			Loss severity, in %		0	100	63
			Prepayment rate, in %		1	22	8
of which equity securities	132
of which	76	Market comparable	EBITDA multiple		2	9	6
			Price, in %		100	100	100
of which	49	Vendor price	Price, in actuals		0	355	1
of which derivatives	3,298
of which interest rate products	507	Option model	Correlation, in %		0	100	69
			Prepayment rate, in %		1	26	9
			Volatility skew, in %		(4)	0	(2)
of which foreign exchange products	258
of which	28	Discounted cash flow	Contingent probability, in %		95	95	95
of which	218	Option model	Correlation, in %		(23)	70	24
			Prepayment rate, in %		21	26	23
			Volatility, in %		80	90	85
of which equity/index-related products	1,054	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	80
			Gap risk, in %	[3]	0	4	1
			Volatility, in %		2	178	34
of which credit derivatives	673	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		3	2,147	269
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	15
			Loss severity, in %		16	85	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	68	8
of which other derivatives	806	Discounted cash flow	Market implied life expectancy, in years		2	16	5
			Mortality rate, in %		87	106	101
of which other trading assets	3,308
of which	870	Discounted cash flow	Market implied life expectancy, in years		3	17	7
of which	2,119	Market comparable	Price, in %		0	110	30
of which	249	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	1,309
of which life finance instruments	1,067	Discounted cash flow	Market implied life expectancy, in years	2	17	6
Loans	4,324
of which commercial and industrial loans	1,949
of which	1,531	Discounted cash flow	Credit spread, in bp	159	1,184	582
of which	306	Market comparable	Price, in %	0	99	65
of which financial institutions	1,391
of which	1,157	Discounted cash flow	Credit spread, in bp	88	1,071	596
of which	73	Market comparable	Price, in %	1	100	74
of which real estate	515	Discounted cash flow	Credit spread, in bp	200	1,522	612
			Recovery rate, in %	25	40	39
Other intangible assets (mortgage servicing rights)	163	–	–	–	–	–
Other assets	1,543
of which loans held-for-sale	1,235
of which	422	Discounted cash flow	Credit spread, in bp	105	2,730	394
			Recovery rate, in %	25	87	56
of which	739	Market comparable	Price, in %	0	130	82
Total level 3 assets at fair value	16,349
Quantitative information about level 3 liabilities at fair value
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	474	Option model	Correlation, in %		0	100	77
			Credit spread, in bp		46	79	71
			Mean revision, in %	[2]	10	10	10
Obligation to return securities received as collateral	1	–	–		–	–	–
Trading liabilities	3,854
of which equity securities	53	Vendor price	Price, in actuals		0	66	2
of which derivatives	3,801
of which interest rate derivatives	167	Option model	Correlation, in %		0	100	47
			Prepayment rate, in %		1	28	7
of which foreign exchange derivatives	98
of which	37	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		47	147	71
of which	12	Market comparable	Price, in %		100	100	100
of which	47	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		23	28	25
of which equity/index-related derivatives	1,921	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(60)	100	66
			Volatility, in %		0	275	26
of which credit derivatives	1,211
of which	745	Discounted cash flow	Correlation, in %		38	45	44
			Credit spread, in bp		2	1,041	142
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	15
			Funding spread, in bp		100	154	122
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	8	5
			Recovery rate, in %		0	40	31
of which	412	Market comparable	Price, in %		89	110	99
of which	23	Option model	Correlation, in %		49	50	49
			Credit spread, in bp		17	1,225	270
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Short-term borrowings	997
of which	56	Discounted cash flow	Credit spread, in bp		(40)	937	138
			Recovery rate, in %		40	40	40
of which	847	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	62
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		1	275	39
Long-term debt	12,749
of which structured notes over one year and up to two years	891
of which	78	Discounted cash flow	Credit spread, in bp		(15)	3,206	246
			Recovery rate, in %		25	25	25
of which	813	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(50)	100	64
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		1	275	36
of which structured notes over two years	11,458
of which	1,141	Discounted cash flow	Credit spread, in bp		(12)	1,260	40
			Recovery rate, in %		25	40	29
of which	22	Market comparable	Price, in %		43	46	43
of which	9,972	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(60)	100	63
			Gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	(55)	0	(7)
			Volatility, in %		0	275	26
of which high-trigger instruments	5	–	–		–	–	–
of which other subordinated bonds	140	–	–		–	–	–
Other liabilities	1,367	–	–		–	–	–
Total level 3 liabilities at fair value	19,442
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Quantitative information about level 3 liabilities at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	453	–	–		–	–	–
Obligation to return securities received as collateral	30	–	–		–	–	–
Trading liabilities	3,589
of which debt securities	25	–	–		–	–	–
of which equity securities	37	Vendor price	Price, in actuals		0	3	0
of which derivatives	3,527
of which interest rate derivatives	189	Option model	Basis spread, in bp		(20)	147	48
			Correlation, in %		1	100	41
			Prepayment rate, in %		1	26	7
of which foreign exchange derivatives	160
of which	62	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		146	535	379
of which	37	Market comparable	Price, in %		100	100	100
of which	57	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		21	26	23
of which equity/index-related derivatives	1,500	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	74
			Volatility, in %		0	178	30
of which credit derivatives	1,140
of which	566	Discounted cash flow	Correlation, in %		38	82	47
			Credit spread, in bp		3	2,937	262
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	14
			Loss severity, in %		16	95	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	80	14
of which	508	Market comparable	Price, in %		75	104	89
of which	20	Option model	Correlation, in %		50	50	50
			Credit spread, in bp		35	1,156	320
Short-term borrowings	784
of which	61	Discounted cash flow	Credit spread, in bp		1,018	1,089	1,067
			Recovery rate, in %		40	40	40
of which	644	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	64
			Fund gap risk, in %	[3]	0	4	1
			Volatility, in %		2	178	32
Long-term debt	12,671
of which structured notes over one year and up to two years	528
of which	3	Discounted cash flow	Credit spread, in bp		112	112	112
of which	427	Option model	Correlation, in %		(40)	98	71
			Volatility, in %		2	178	31
of which structured notes over two years	11,800
of which	1,570	Discounted cash flow	Credit spread, in bp		(11)	1,089	136
of which	43	Market comparable	Price, in %		0	46	30
of which	9,533	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	65
			Gap risk, in %	[3]	0	4	1
			Mean reversion, in %	[4]	(55)	(1)	(7)
			Volatility, in %		0	178	27
Other liabilities	1,327	–	–		–	–	–
Total level 3 liabilities at fair value	18,854
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk on fair value option elected liabilities
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2019	Cumulative	2018		2019	2018
Financial instruments (CHF million)
Customer deposits	(51)	(65)	36		0	(6)
Short-term borrowings	(2)	(56)	6		2	2
Long-term debt	(2,125)	(2,879)	1,520		190	53
of which treasury debt over two years	(1,133)	(1,000)	676		0	0
of which structured notes over two years	(769)	(1,720)	774		179	53
Total	(2,178)	(3,000)	1,562		192	49
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2019						2018
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Debt funds	0		0		0	0	12		0		12	0
Equity funds	58		750	[1]	808	53	103		1,011	[2]	1,114	53
Equity funds sold short	0		(2)		(2)	0	(8)		(2)		(10)	0
Funds held in trading assets and trading liabilities	58		748		806	53	107		1,009		1,116	53
Debt funds	1		0		1	49	1		0		1	0
Equity funds	102		0		102	51	126		0		126	42
Real estate funds	183		0		183	36	214		0		214	34
Other private equity funds	35		0		35	25	24		5		29	29
Private equity funds	321		0		321	161	365		5		370	105
Debt funds	12		22		34	0	68		34		102	0
Equity funds	0		35		35	0	14		14		28	0
Other hedge funds	9		8		17	0	2		24		26	0
Hedge funds	21		65	[3]	86	0	84		72	[4]	156	0
Equity method investment funds	187		402		589	14	52		522		574	21
Funds held in other investments	529		467		996	175	501		599		1,100	126
Fair value of investment funds and unfunded commitments	587	[5]	1,215		1,802	228	608	[5]	1,608		2,216	179	[6]
1
61% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 26% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13% is redeemable on a quarterly basis with a notice period primarily of more than 60 days.

2
46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 40% is redeemable on a monthly basis with a notice period primarily of more than 30 days, 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 1% is redeemable on an annual basis with a notice period of less than 30 days.

3
68% of the redeemable fair value amount of hedge funds is redeemable on demand with a notice period primarily of less than 30 days, 20% is redeemable on a quarterly basis with a notice period of more than 60 days and 12% is redeemable on a monthly basis with a notice period of less than 30 days.

4
65% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days and 35% is redeemable on demand with a notice period primarily of less than 30 days.

5 Includes CHF 41 million and CHF 102 million attributable to noncontrolling interests as of the end of 2019 and 2018, respectively.
6 Includes CHF 23 million attributable to noncontrolling interests.

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the unpaid principal balances of fair value option-elected financial instruments
	2019			2018
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	85,556	85,463	93	81,818	81,637	181
Loans	12,661	13,103	(442)	14,873	15,441	(568)
Other assets [1]	9,710	12,006	(2,296)	6,706	9,240	(2,534)
Due to banks and customer deposits	(582)	(508)	(74)	(859)	(778)	(81)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,823)	(10,827)	4	(14,828)	(14,827)	(1)
Short-term borrowings	(11,333)	(11,187)	(146)	(8,068)	(8,647)	579
Long-term debt	(69,406)	(71,177)	1,771	(63,027)	(69,914)	6,887
Other liabilities	(709)	(1,681)	972	(2,068)	(3,125)	1,057

Non-performing and non-interest-earning loans [2]	543	3,235	(2,692)	640	3,493	(2,853)
1 Primarily loans held-for-sale.
2 Included in loans or other assets.
Gains and losses on financial instruments
	2019		2018		2017
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	29	[1]	2	[1]	13	[1]
of which related to credit risk	11		(10)		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,696	[1]	2,451	[1]	2,206	[1]
Other investments	268	[2]	241	[3]	215	[2]
of which related to credit risk	2		(1)		(4)
Loans	908	[1]	717	[1]	1,542	[1]
of which related to credit risk	26		(296)		7
Other assets	892	[1]	770	[1]	480	[1]
of which related to credit risk	111		61		96
Due to banks and customer deposits	(29)	[2]	(39)	[2]	1	[2]
of which related to credit risk	1		(37)		5
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(612)	[1]	(890)	[1]	(418)	[1]
Short-term borrowings	(50)	[2]	2,807	[2]	(512)	[2]
of which related to credit risk	8		(5)		(23)
Long-term debt	(7,950)	[2]	4,375	[2]	(6,615)	[2]
of which related to credit risk	(5)		7		(32)
Other liabilities	92	[3]	72	[3]	181	[3]
of which related to credit risk	50		4		88
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2019 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	0	21,441	0	21,441
Loans	287,815	0	285,575	11,562	297,137
Other financial assets [1]	114,267	100,765	12,769	719	114,253
Financial liabilities
Due to banks and customer deposits	398,032	190,251	207,786	0	398,037
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	0	16,818	0	16,818
Short-term borrowings	17,536	0	17,536	0	17,536
Long-term debt	81,593	0	83,081	1,123	84,204
Other financial liabilities [2]	16,508	0	16,343	168	16,511
2018 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,277	0	35,243	35	35,278
Loans	274,440	0	275,105	7,047	282,152
Other financial assets [1]	117,002	99,238	17,139	796	117,173
Financial liabilities
Due to banks and customer deposits	376,741	197,320	179,448	0	376,768
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	0	9,795	0	9,795
Short-term borrowings	14,351	0	14,352	0	14,352
Long-term debt	90,406	0	89,707	854	90,561
Other financial liabilities [2]	16,803	0	16,547	184	16,731
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.